Bank Borrowings (Details)			6 Months Ended
	Nov. 30, 2024	Aug. 03, 2021 HKD ($)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Bank Borrowings [Line Items]
Other Borrowings			$ 224,302			$ 1,757,766	$ 2,006,865
Interest rate percentage			3.00%	3.00%
Loan principals			$ 31,787	$ 249,100	$ 241,678
Bank loans interest			$ 3,784	29,660	35,870
Bears annual interest rate		2.75%
Hong Kong [Member]
Bank Borrowings [Line Items]
Other Borrowings		$ 3,483,000
Due date of borrowings from financial institution		Sep. 16, 2029
Loan principals				$ 249,100	$ 241,678
Hong Kong [Member] | Minimum [Member]
Bank Borrowings [Line Items]
Interest rate percentage	2.75%
Hong Kong [Member] | Maximum [Member]
Bank Borrowings [Line Items]
Interest rate percentage	3.125%